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                           KEMPER MONEY MARKET FUND
                           SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 20, 1995

                               ---------------

  Effective February 1, 1996, Kemper Money Market Fund's name and the names of its three series will change as follows:

Old
---
Kemper Money Market Fund
 Money Market Portfolio
 Government Securities Portfolio
 Tax-Exempt Portfolio

New
---
Kemper Money Funds
 Kemper Money Market Fund
 Kemper Government Money Fund
 Kemper Tax-Free Money Fund

  The following supplements the indicated sections of the prospectus.

DIVIDENDS AND TAXES

  Commencing March, 1996, shareholders will receive monthly statements re-flecting dividend reinvestment and purchase and redemption transactions during the month. Except for initial purchases, confirmations will no longer be sent after each transaction.

INVESTMENT MANAGER

  Kemper Financial Services, Inc., the investment manager, is a subsidiary of Zurich Insurance Company, an insurance and financial services holding company.

January 5, 1996
KMMF-1Z 1/96

LOGO
  printed on recycled paper